Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 14, 2018	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Summary of Significant Accounting Policies (Textual)
Deferred offering costs				$ 162,500
Amount of federal depository insurance coverage			$ 250,000
Current federal corporate income tax rate			21.00%	21.00%
Payment of offering costs			$ 639,723
Income tax expense			309,000	800
Payment of cost and underwriting discounts			2,875,000
Sponsor Loan, and accumulated earnings			2,252,652
Trust account invested			145,998,591
Held in cash			$ 654,488
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Current federal corporate income tax rate		21.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Current federal corporate income tax rate		35.00%
IPO [Member]
Summary of Significant Accounting Policies (Textual)
Deferred offering costs				$ 162,500
Common Stock B | GA International Services Corp [Member]
Summary of Significant Accounting Policies (Textual)
Stock split	1 to 3,593,750 shares
Class A common stock shares sold					3,593,750
Common Class A | IPO [Member]
Summary of Significant Accounting Policies (Textual)
Class A common stock shares sold			14,375,000
Net tangible assets			$ 5,000,001
Common Class A | Private Placement [Member]
Summary of Significant Accounting Policies (Textual)
Warrants to purchase shares of common stock			7,418,750